Equity Investments (Tables)	9 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity Investments
A summary of the components of equity investments is as follows:

(in millions)	As of December 31, 2023	As of March 31, 2023
Equity method investments under fair value option	$576	$592
Equity method investments under equity method	10	9
Non-marketable equity securities	162	122
Total equity investments	$748	$723
Income (loss) from equity investments, net is as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Equity method investments (1)	$(1)	$(2)	$(15)	$(82)
Non-marketable equity securities (includes NAV)	—	(4)	2	2
Total loss from equity investments, net	$(1)	$(6)	$(13)	$(80)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.

Unrealized Gain (Loss) on Investments
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(4)	$2	$3
Impairment of non-marketable equity securities	—	—	—	(1)
Sale of non-marketable equity securities	—	—	—	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(4)	$2	$2

Realized Gain (Loss) on Investments
The components of gains and (losses) which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient are as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2023	2022	2023	2022
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$(4)	$2	$3
Impairment of non-marketable equity securities	—	—	—	(1)
Sale of non-marketable equity securities	—	—	—	—
Total income (loss) from equity investments in non-marketable securities, net	$—	$(4)	$2	$2